FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Assets:
Derivative assets	$ 7		$ 75
Total financial assets	7		75
Liabilities:
Derivative Liabilities	239
Contingent consideration in connection to the acquisitions	63,695	[1]	63,550
Total financial liabilities	63,934		63,550
Level 1 [Member]
Assets:
Derivative assets	0		0
Total financial assets	0		0
Liabilities:
Derivative Liabilities	0
Contingent consideration in connection to the acquisitions	0	[1]	0
Total financial liabilities	0		0
Level 2 [Member]
Assets:
Derivative assets	7		75
Total financial assets	7		75
Liabilities:
Derivative Liabilities	239
Contingent consideration in connection to the acquisitions	0	[1]	0
Total financial liabilities	239		0
Level 3 [Member]
Assets:
Derivative assets	0		0
Total financial assets	0		0
Liabilities:
Derivative Liabilities	0
Contingent consideration in connection to the acquisitions	63,695	[1]	63,550
Total financial liabilities	$ 63,695		$ 63,550

[1]	See notes 4a and 4c